SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENT OF ADDITIONAL INFORMATION OF THE LISTED FUND

Deutsche Global Infrastructure Fund

Effective October 1, 2014, the following replaces similar information relating to the fund under the “PART II: APPENDIX II-C — FEE RATES OF SERVICE PROVIDERS” section of the fund’s Statement of Additional Information:

Fund Name	Management Fee Rate
Deutsche Global Infrastructure Fund	First $2.0 billion 0.900% Next $2.0 billion 0.875% Next $2.0 billion 0.825% Thereafter 0.775%

Please Retain This Supplement for Future Reference

September 10, 2014
SAISTKR-173